Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 88.1%
BlackRock Advantage Emerging Markets Fund, Class K	201,965	$2,187,281
Diversified Equity Master Portfolio	$10,494,281	10,494,281
International Tilts Master Portfolio	$2,687,269	2,687,269
iShares Developed Real Estate Index Fund, Class K	89,505	1,025,726
iShares MSCI Canada ETF	15,223	612,117
iShares MSCI EAFE Small-Cap ETF	14,186	941,099
iShares Russell 2000 ETF(b)	939	192,749

		18,140,522

Fixed-Income Funds — 1.2%
Advantage CoreAlpha Bond Master Portfolio	$41,448	41,448
iShares Core U.S. Aggregate Bond ETF	1,467	157,116
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	223	26,969
iShares TIPS Bond ETF	70	8,720
Master Total Return Portfolio	$15,375	15,375

		249,628

Security	Shares	Value

Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	226,130	$226,085
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	2,530,842	2,530,842

		2,756,927

Total Investments — 102.7% (Cost: $19,799,018)		21,147,077

Liabilities in Excess of Other Assets — (2.7)%		(550,078)

Net Assets — 100.0%		$20,596,999

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$44,304	$241	(a)(b)	$—	$(831)	$(2,266)	$41,448	$41,448	$241		$—
BlackRock Advantage Emerging Markets Fund, Class K	2,243,016	167,196		(27,664)	(3,908)	(191,359)	2,187,281	201,965	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	29,974	196,281	(a)	—	(176)	6	226,085	226,130	337	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	985,996	1,544,846	(a)	—	—	—	2,530,842	2,530,842	385		—
Diversified Equity Master Portfolio	11,090,476	22,260	(a)(b)	—	78,665	(697,120)	10,494,281	$10,494,281	22,260		—
International Tilts Master Portfolio	2,913,606	19,002	(a)(b)	—	(22,677)	(222,662)	2,687,269	$2,687,269	19,002		—
iShares Core U.S. Aggregate Bond ETF	167,356	—		—	—	(10,240)	157,116	1,467	473		—
iShares Developed Real Estate Index Fund, Class K	1,009,671	81,799		(27,750)	338	(38,332)	1,025,726	89,505	—		—
iShares iBoxx $Investment Grade Corporate Bond ETF	29,552	—		—	—	(2,583)	26,969	223	111		—
iShares MSCI Canada ETF	523,993	61,300		—	—	26,824	612,117	15,223	—		—
iShares MSCI EAFE Small-Cap ETF	1,154,822	—		(118,600)	(8,176)	(86,947)	941,099	14,186	—		—
iShares Russell 2000 ETF	168,172	41,399		—	—	(16,822)	192,749	939	375		—
iShares TIPS Bond ETF	9,044	—		—	—	(324)	8,720	70	47		—
Master Total Return Portfolio	16,426	170	(a)(b)	—	(248)	(973)	15,375	$15,375	170		—

					$42,987	$(1,242,798)	$21,147,077		$43,401		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX Mini Index	11	04/14/22	$102	$376
FTSE 100 Index	2	06/17/22	196	6,206
Mini FTSE/MIB Index	4	06/17/22	107	2,666
MSCI EAFE Index	13	06/17/22	1,394	62,444
S&P 500 Micro E-Mini Index	45	06/17/22	1,019	46,658

				118,350

Short Contracts
Mini TPX Index	13	06/09/22	206	(8,474)

				$109,876

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	299,000	USD	219,242	Bank of America N.A.	06/15/22	$4,770
CAD	278,000	USD	217,203	Bank of America N.A.	06/15/22	5,129
CAD	3,000	USD	2,369	Standard Chartered Bank	06/15/22	30
CAD	28,000	USD	22,164	Standard Chartered Bank	06/15/22	229
USD	25,604	EUR	23,000	Morgan Stanley & Co. International PLC	06/15/22	92
USD	212,787	JPY	24,543,341	Morgan Stanley & Co. International PLC	06/15/22	10,810

						21,060

EUR	600,849	USD	668,775	Standard Chartered Bank	06/15/22	(2,291)
JPY	24,543,000	USD	213,240	Standard Chartered Bank	06/15/22	(11,265)
USD	218,091	AUD	299,103	State Street Bank and Trust Co.	06/15/22	(5,997)
USD	219,135	CAD	277,516	Bank of America N.A.	06/15/22	(2,810)
USD	655,620	EUR	601,000	State Street Bank and Trust Co.	06/15/22	(11,032)

						(33,395)

						$(12,335)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$4,958,972	$—	$—	$4,958,972
Fixed-Income Funds	192,805	—	—	192,805
Money Market Funds	2,756,927	—	—	2,756,927

	$7,908,704	$—	$—	7,908,704

Investments Valued at NAV(a)				13,238,373

				$21,147,077

Derivative Financial Instruments(b)
Assets
Equity Contracts	$109,102	$9,248	$—	$118,350
Foreign Currency Exchange Contracts	—	21,060	—	21,060
Liabilities
Equity Contracts	—	(8,474)	—	(8,474)
Foreign Currency Exchange Contracts	—	(33,395)	—	(33,395)

	$109,102	$(11,561)	$—	$97,541

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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